LEASES - Lease liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Lease liability
Book value at the beginning of the year	$ 16,411,981	$ 11,284,137
Additions of the year	2,626,725	9,569,819
Subject to foreclosure (Note 4)	(5,141,381)
Deconsolidation of subsidiary (Note 13)	(29,848)
Interest expenses, exchange differences and inflation effects	1,690,582	1,059,412
Payments of the year	(4,667,486)	(5,501,387)
Total	10,890,573	16,411,981	$ 11,284,137
Lease Liabilities Non-current	8,781,609	9,527,939
Lease Liabilities Current	2,108,964	6,884,042
Total	10,890,573	16,411,981	11,284,137
Depreciation of leased assets	3,334,114	4,313,516	$ 2,337,840
Discontinued operations
Lease liability
Depreciation of leased assets	$ 294,691	$ 723,187